INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS

8.	INTANGIBLE ASSETS

	Purchased Intellectual Property (a)	Developed Intellectual Property (b)	Software	Total
	$	$	$	$
Cost
Balance at December, 2019	1,223	—	473	1,696
Additions	—	429	300	729
Foreign exchange	25	12	9	46
Balance at December, 2020	1,248	441	782	2,471
Additions	19,495	1,720	488	21,703
Foreign exchange	(458)	(5)	(21)	(484)
At December 31, 2021	20,285	2,156	1,249	23,690

Accumulated Amortization
Balance at December 31, 2019	344	—	158	502
Depreciation	148	—	91	239
Foreign exchange	14	—	8	22
Balance at December 31, 2020	506	—	257	763
Depreciation	473	—	97	570
Foreign exchange	4	—	—	4
At December 31, 2021	983	—	354	1,337

Carrying Value
At December 31, 2020	742	441	525	1,708
At December 31, 2021	19,302	2,156	895	22,353

a)	On June 10, 2015, the Company entered into a compensation for services agreement with a customer to formalize compensation for the services provided in the development of the Vicinity bus. On September 29, 2017, the Company entered into a new agreement and terminated the prior service agreement. Under the new agreement, the previously accrued royalty payable to the customer and all future royalty payments are removed in exchange for the delivery of up to 8 buses over the next 8 years without payment to the Company. The new agreement is an intangible asset as it represents the acquisition of the customer’s interest in the intellectual property of the Vicinity Bus represented by the royalty. The intangible asset is being amortized over an 8-year period representing the useful life of the intellectual property of the Vicinity bus.

The Company has valued the above transaction at the fair value to be delivered in the future, discounted at an interest rate of 6.2%. The Company also recognizes deferred revenue related to these buses (Note 10).

On October 5th, 2021, the Company purchased the exclusive sales and marketing rights for VMC Optimal products for 10 years. The Company paid $15,000 in cash and will pay $5,000 contingent on the sale of 250 units sold by the Company. The Company has initially accounted for the contingent deferred consideration at fair value and subsequently measured the contingent deferred consideration at fair value at each period with changes in fair value being recorded in the statement of (loss) income. As a result, the Company recorded an intangible asset for the licensing fee in the amount of $19,484 and $78 in interest and finance costs in the year.

b)	Developed intellectual property represents development costs for Vicinity products, such as electric trucks and buses.